Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Total current assets	$ 72,637,000	$ 126,057,000
Deferred offering costs	6,917,000	0
Total assets	87,513,000	132,366,000
Current liabilities
Total current liabilities	47,299,000	40,686,000
Warrant liabilities	9,952,000	2,650,000
Total liabilities	59,551,000	45,250,000
Commitments (Note 6)
Stockholders' (Deficit) Equity
Common stock, outstanding (in shares)	11,798,521	11,066,936
Common stock, issued (in shares)	11,798,521	11,066,936
Common stock	$ 1,000	$ 1,000
Additional paid-in capital	3,302,000	534,000
Accumulated deficit	(266,733,000)	(182,841,000)
Total stockholders’ deficit	(263,430,000)	(182,306,000)
Total liabilities, convertible preferred stock and stockholders’ deficit	87,513,000	132,366,000
Thimble Point Acquisition Corp.
Current assets
Cash	770,653	0
Prepaid expenses	233,323	0
Total current assets	1,003,976	0
Deferred offering costs	0	310,450
Marketable securities held in Trust Account	276,023,886	0
Total assets	277,027,862	310,450
Current liabilities
Accounts payable and accrued expenses	2,869,069	1,650
Accrued offering costs	0	240,450
Promissory note	631,400	0
Promissory note — related party loan	0	45,527
Total current liabilities	3,500,469	287,627
Warrant liabilities	13,502,666	0
Deferred underwriting fee payable	9,660,000	0
Total liabilities	26,663,135	287,627
Commitments (Note 6)
Class A common stock subject to possible redemption 27,600,000 and 0 shares at September 30, 2021 (at redemption value of $10 per share) and December 31, 2020, respectively	276,000,000	0
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	24,310
Accumulated deficit	(25,635,963)	(2,177)
Total stockholders’ deficit	(25,635,273)	22,823
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 277,027,862	$ 310,450
Class A Common Stock | Thimble Point Acquisition Corp.
Stockholders' (Deficit) Equity
Common stock, outstanding (in shares)	27,600,000	0
Common stock, issued (in shares)	27,600,000	0
Common stock	$ 0	$ 0
Common Class B [Member] | Thimble Point Acquisition Corp.
Stockholders' (Deficit) Equity
Common stock, outstanding (in shares)	6,900,000	6,900,000
Common stock, issued (in shares)	6,900,000	6,900,000
Common stock	$ 690	$ 690	[1]
Total stockholders’ deficit	$ 690	$ 690

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).